Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Discontinued Operations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement of operations
Interest expense	$ 1,107	$ 15,589
VIE debt | Discontinued operations
Statement of operations
Interest expense	$ 0	$ 3,814